Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SSGA Active Trust
Prospectus Date	rr_ProspectusDate	Oct. 31, 2024
SPDR Nuveen Municipal Bond ESG ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® Nuveen Municipal Bond ESG ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR Nuveen Municipal Bond ESG ETF (the “Fund”) seeks to provide current income that is exempt from regular federal income taxes by investing in municipal bonds that exhibit certain environmental, social and governance (“ESG”) characteristics.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective when consistent with the Fund's primary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund's “Other expenses” and “Total annual Fund operating expenses” have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuing its investment objective, under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in municipal bonds that pay income that is exempt from regular federal income tax.The municipal bonds selected by Nuveen Asset Management, LLC (“Nuveen Asset Management” or the “Sub-Adviser”), the investment sub-adviser to the Fund, may include tax-exempt municipal securities issued by states, cities, counties, districts, territories or possessions of the United States and the District of Columbia and their respective subdivisions, agencies, authorities and instrumentalities. Municipal bonds may include state and local general obligation bonds, revenue bonds, pre-refunded bonds, insured bonds and municipal lease obligations. Securities selected by the Sub-Adviser may include when-issued securities. Under normal market conditions, the Fund's investment portfolio will consist primarily of municipal bonds rated Baa3/BBB-/BBB- - or higher by Moody's Investors Service, Inc. (“Moody's”), S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), respectively; however, the Fund may invest in municipal bonds of any credit quality, including up to 20% of its net assets in bonds rated Ba1/BB+/BB+ or lower (bonds considered below investment grade and commonly referred to as “high yield” or “junk” bonds) by Moody's, S&P or Fitch, respectively (or unrated bonds judged by the Sub-Adviser to be of comparable quality). Under normal circumstances, the Sub-Adviser will target a weighted average duration for the Fund's portfolio between 4.5 – 7 years and a weighted average maturity for the Fund's portfolio between 5 – 15 years.In selecting municipal bonds for the Fund, the Sub-Adviser utilizes a value-oriented strategy which is designed to identify higher-yielding and undervalued municipal bonds that offer above-average total return potential. Once a potential municipal bond investment is identified, and prior to inclusion in the Fund's portfolio, the Sub-Adviser determines if either (i) the municipal bond's issuer is a leader relative to peers in its sector with respect to environmental, social and governance (“ESG”) outcomes or (ii) the municipal bond's proceeds are used towards positive environmental or social projects (“thematic bonds”).The Fund utilizes a scoring system developed by the Sub-Adviser, the ESG Municipal Bond Scoring Tool, that scores municipal bond issuers on a 1 to 5 scale, with 5 being the highest score. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds issued by issuers with a score of 3 or higher at the time of purchase (“ESG Leaders”). An issuer's score is determined based on sector-specific models designed to evaluate an issuer's performance on delivering ESG outcomes aligned with UN Sustainable Development Goals relevant to the issuer's sector. Such models incorporate data, sourced primarily from government agencies, non-profit organizations and universities, that the Sub-Adviser determines are relevant to assessing such performance. In selecting such data, the Sub-Adviser also considers, among other things, the breadth of municipal bond issuer coverage, timeliness of the data and reliability of the data. The Fund may also allocate up to 20% of its net assets to thematic bonds of issuers that are not identified as ESG Leaders (i.e., municipal bond issuers that receive a score of lower than 3 or are not scored by the ESG Municipal Bond Scoring Tool). Thematic bonds are municipal bonds whose proceeds the Sub-Adviser has determined are used towards positive environmental or social projects aligned with UN Sustainable Development Goals. The Sub-Adviser's determination is based on disclosure in offering documentation and/or information provided directly by the bond's issuer or underwriter regarding the use of proceeds. In making its determination, the Sub-Adviser may also consider whether the municipal bond has received a green or social (or equivalent) certification from a private third-party.The UN Sustainable Development Goals are a collection of goals established by the UN as a plan to achieve a better and more sustainable future for all. They address global challenges including poverty, inequality, climate change, environmental degradation, peace and justice.In identifying potential municipal bond investments to purchase or sell, the Sub-Adviser's investment process may incorporate, among other things, credit analysis and surveillance, sector analysis, industry concentration analysis, trading strategies, and yield curve and structural analysis. The Sub-Adviser may choose to sell municipal bonds with deteriorating credit and/or limited upside potential compared to other available bonds. In the event an ESG Leader's score falls below 3, the Sub-Adviser intends to divest the Fund's investments in a bond of such issuer in a prudent manner, unless the bond is determined to be a thematic bond and would not result in the Fund exceeding its aggregate investment limit in thematic bonds described above.The Fund may also invest in cash and cash equivalents or money market instruments (including money market funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund) for cash management purposes.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Bloomberg U.S. Aggregate Bond Index, a broad-based securities index and an index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.ssga.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Bloomberg U.S. Aggregate Bond Index, a broad-based securities index and an index with characteristics relevant to the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-787-2257
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.ssga.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	ReturnsQuarter/YearHighest Quarterly Return6.79%Q4 2023Lowest Quarterly Return-2.89%Q3 2023Year-to-Date3.12%9/30/2024
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/23)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
SPDR Nuveen Municipal Bond ESG ETF | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds.
SPDR Nuveen Municipal Bond ESG ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.
SPDR Nuveen Municipal Bond ESG ETF | Risk Not Insured [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
SPDR Nuveen Municipal Bond ESG ETF | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
SPDR Nuveen Municipal Bond ESG ETF | Debt Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, or illiquidity in debt securities markets. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. During periods when interest rates are at low levels, the Fund's yield can be low, and the Fund may have a negative yield (i.e., it may lose money on an operating basis). To the extent that interest rates fall, certain underlying obligations may be paid off substantially faster than originally anticipated. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
SPDR Nuveen Municipal Bond ESG ETF | Municipal Obligations Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Municipal Obligations Risk: Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations may be adversely affected by local political and economic conditions and developments. In addition, the values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of actual or anticipated changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, changes in U.S. federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed by the Fund to shareholders to be taxable and may result in a significant decline in the values of such municipal obligations.
SPDR Nuveen Municipal Bond ESG ETF | ESG Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ESG Investing Risk: The Fund's incorporation of ESG considerations in its investment process may cause it to make different investments than funds that do not incorporate such considerations in their strategy or investment processes. Under certain economic conditions, this could cause the Fund's investment performance to be worse than funds that do not incorporate such considerations. The Fund's incorporation of ESG considerations may affect its exposure to certain sectors and/or types of investments, and may adversely impact the Fund's performance depending on whether such sectors or investments are in or out of favor in the market. The Fund's strategy incorporates data provided by third parties, which may be limited or only take into account one or a few of many ESG related components. In addition, ESG data across third party providers and other funds may differ and/or be incomparable. As a result, the Fund's investments may differ from, and potentially underperform, funds that incorporate ESG data from other sources.To determine if an issuer is an ESG Leader, the Fund utilizes a scoring system developed by the Sub-Adviser, the ESG Municipal Bond Scoring Tool. Any imperfections, errors or limitations in the Scoring Tool, or the models or data underlying the Scoring Tool, could result in incorrect outputs or in Fund investments different from or opposite to those expected or desired by the Sub-Adviser. In addition, there is a risk that an issuer identified as an ESG Leader by the Scoring Tool does not operate as anticipated. In the event an ESG Leader's score falls below 3, the Sub-Adviser intends to divest the Fund's investments in a bond of such issuer in a prudent manner, unless the bond is determined to be a thematic bond and would not result in the Fund exceeding its aggregate investment limit in thematic bonds. The Fund's divestment of such bonds may not be immediate, which could cause the Fund to be invested in municipal bonds that do not align with its ESG considerations.
SPDR Nuveen Municipal Bond ESG ETF | Political Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Political Risk: A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.
SPDR Nuveen Municipal Bond ESG ETF | Fluctuation of Net Asset Value Share Premiums and Discounts Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
SPDR Nuveen Municipal Bond ESG ETF | Below Investment Grade Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Below Investment-Grade Securities Risk: Lower-quality debt securities (“high yield” or “junk” bonds) are considered predominantly speculative, and can involve a substantially greater risk of default than higher quality debt securities. Issuers of lower-quality debt securities may have substantially greater risk of insolvency or bankruptcy than issuers of higher-quality debt securities. They can be illiquid, and their values can have significant volatility and may decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
SPDR Nuveen Municipal Bond ESG ETF | Cash Position Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cash Position Risk: If the Fund holds a significant position in cash or cash equivalents, its investment returns may be adversely affected, and the Fund may not achieve its investment objective.
SPDR Nuveen Municipal Bond ESG ETF | Income Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
SPDR Nuveen Municipal Bond ESG ETF | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk: Lack of a ready market, stressed market conditions, or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid investments may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. If the liquidity of the Fund's holdings deteriorates, it may lead to differences between the market price of Fund Shares and the net asset value of Fund Shares, and could result in the Fund Shares being less liquid. Illiquidity of the Fund's holdings may also limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid investments and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
SPDR Nuveen Municipal Bond ESG ETF | Limited Track Record Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Limited Track Record Risk: The Fund has a limited track record and there is no assurance that the Fund will grow quickly. When the Fund's size is small, the Fund may experience low trading volume, which could lead to wider bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause elevated transaction costs for the Fund and negative tax consequences for its shareholders.
SPDR Nuveen Municipal Bond ESG ETF | Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk: The Fund is actively managed. The Sub-Adviser's judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Sub-Adviser's investment techniques and decisions will produce the desired results.
SPDR Nuveen Municipal Bond ESG ETF | Tax Exemption Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tax Exemption Risk: There is no guarantee that the Fund's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.
SPDR Nuveen Municipal Bond ESG ETF | Valuation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk: Certain portfolio holdings may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.
SPDR Nuveen Municipal Bond ESG ETF | Value Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	“Value” Investing Risk: There is a possibility that the Fund's investments in securities believed by the Sub-Adviser to be undervalued may not realize their perceived value for extended periods of time or may never realize their perceived value. The securities in which the Fund invests may respond differently to market and other developments than other types of securities, and may underperform other securities and/or the market as a whole.
SPDR Nuveen Municipal Bond ESG ETF | When Issued Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	When-Issued Securities Risk: The Fund may purchase securities on a when-issued or forward commitment basis. The purchase price of such securities is typically fixed at the time of the commitment, with delivery and payment taking place in the future. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchase of securities on a when-issued or forward commitment basis may give rise to investment leverage, and may result in increased volatility of the Fund's net asset value. Default by, or bankruptcy of, a counterparty to a when-issued transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction. Financial Industry Regulatory Authority, Inc. rules impose mandatory margin requirements for certain types of when-issued or forward commitment transactions, with limited exceptions. Such transactions require mandatory collateralization which may increase the cost of such transactions and impose added operational complexity.
SPDR Nuveen Municipal Bond ESG ETF | SPDR Nuveen Municipal Bond ESG ETF
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.43%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.43%	[1]
Year 1	rr_ExpenseExampleYear01	$ 44
Year 3	rr_ExpenseExampleYear03	138
Year 5	rr_ExpenseExampleYear05	241
Year 10	rr_ExpenseExampleYear10	$ 542
2023	rr_AnnualReturn2023	5.67%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.89%)
OneYear	rr_AverageAnnualReturnYear01	5.67%
SinceInception	rr_AverageAnnualReturnSinceInception	2.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 05, 2022
SPDR Nuveen Municipal Bond ESG ETF | Return After Taxes on Distributions | SPDR Nuveen Municipal Bond ESG ETF
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	5.65%
SinceInception	rr_AverageAnnualReturnSinceInception	2.78%
SPDR Nuveen Municipal Bond ESG ETF | Return After Taxes on Distributions and Sale of Fund Shares | SPDR Nuveen Municipal Bond ESG ETF
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	4.62%
SinceInception	rr_AverageAnnualReturnSinceInception	2.77%
SPDR Nuveen Municipal Bond ESG ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	5.53%
SinceInception	rr_AverageAnnualReturnSinceInception	(1.27%)
SPDR Nuveen Municipal Bond ESG ETF | Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	5.44%
SinceInception	rr_AverageAnnualReturnSinceInception	2.61%

[1]	The Fund's “Other expenses” and “Total annual Fund operating expenses” have been restated to reflect current fees.